                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-4363
                                    --------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:    March 31
                          ------------------------------------------------------

Date of reporting period:   December 31, 2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GINNIE MAE FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 98.8%
       $143,000,000  GNMA, 5.50%,
                     settlement date 1/15/05(2)                     $145,949,376
        120,000,000  GNMA, 5.00%,
                     settlement date 1/15/05(2)                      120,000,000
        351,672,947  GNMA, 5.50%,
                     4/15/33 to 12/20/34                             359,335,003
         40,147,275  GNMA, 5.50%, 6/15/33(3)                          41,042,800
         43,583,422  GNMA, 5.50%, 3/15/34(3)                          44,535,938
         45,791,437  GNMA, 5.00%,
                     2/15/34 to 3/15/34                               45,847,760
            227,160  GNMA, 8.15%,
                     1/15/20 to 2/15/21                                  248,456
            705,716  GNMA, 7.77%,
                     4/15/20 to 1/15/21                                  768,964
            186,490  GNMA, 8.35%,
                     2/15/20 to 11/15/20                                 204,858
            768,025  GNMA, 9.25%,
                     7/15/16 to 8/15/26                                  858,942
            260,641  GNMA, 7.85%,
                     4/20/21 to 10/20/22                                 283,285
            468,422  GNMA, 7.98%,
                     6/15/19 to 6/15/19                                  512,749
            190,729  GNMA, 10.25%,
                     5/15/12 to 3/15/19                                  213,238
             51,107  GNMA, 7.89%, 9/20/22                                 55,586
            272,647  GNMA, 7.25%,
                     9/15/22 to 6/15/23                                  292,799
            726,981  GNMA, 8.75%,
                     1/15/17 to 7/15/27                                  810,563
            260,436  GNMA, 7.75%,
                     9/20/17 to 8/20/25                                  282,653
            151,354  GNMA, 10.50%,
                     3/15/14 to 7/15/19                                  170,032
            266,056  GNMA, 9.75%,
                     6/15/05 to 11/20/21                                 289,856
             24,468  GNMA, 10.75%,
                     12/15/09 to 3/15/10                                  26,986
             83,082  GNMA, 11.50%,
                     7/15/10 to 8/20/19                                   93,886
            190,336  GNMA, 13.00%,
                     1/15/11 to 8/15/15                                  218,636
            109,411  GNMA, 12.50%,
                     5/15/10 to 5/15/15                                  123,970
            178,878  GNMA, 7.65%,
                     6/15/16 to 12/15/16                                 193,591
             43,335  GNMA, 12.00%,
                     10/15/10 to 1/15/13                                  48,698
              9,313  GNMA, 13.75%, 8/15/14                                10,789
         35,612,735  GNMA, 7.00%,
                     9/15/08 to 12/20/29                              37,924,432
            104,657  GNMA, 13.50%,
                     5/15/10 to 11/15/14                                 120,631
            355,196  GNMA, 11.00%,
                     12/15/09 to 6/15/20                                 397,129
             17,340  GNMA, 12.25%,
                     2/15/14 to 5/15/15                                   19,709
        313,459,672  GNMA, 6.00%,
                     7/20/16 to 10/20/34                             324,767,787
         70,803,208  GNMA, 6.00%, 12/20/34(4)                         73,344,123
          7,388,102  GNMA, 8.00%,
                     6/15/06 to 7/20/30                                8,061,890
              2,998  GNMA, 11.25%, 2/20/16                                 3,367
        307,906,797  GNMA, 6.50%,
                     6/15/23 to 9/20/34                              324,317,262
          1,598,072  GNMA, 8.25%,
                     4/15/06 to 5/15/27                                1,741,368
              9,582  GNMA, 16.00%,
                     10/15/11 to 12/15/11                                 11,380
            550,358  GNMA, 10.00%,
                     11/15/09 to 1/20/22                                 614,036
              4,965  GNMA, 14.00%,
                     6/15/11 to 7/15/11                                    5,757
             78,490  GNMA, 15.00%,
                     7/15/11 to 10/15/12                                  92,310
          1,743,255  GNMA, 9.50%,
                     6/15/09 to 7/20/25                                1,951,589
         29,375,587  GNMA, 7.50%,
                     1/15/06 to 2/20/31                               31,628,953
          6,461,770  GNMA, 8.50%,
                     12/15/05 to 12/15/30                              7,088,570
          5,510,575  GNMA, 9.00%,
                     7/15/05 to 1/15/25                                6,114,670
             64,603  GNMA, 14.50%,
                     10/15/12 to 12/15/12                                 75,584
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                         1,580,699,961
(Cost $1,568,713,571)                                            ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 15.9%
         25,000,000  FFCB, VRN, 2.20%, 1/3/05,
                     resets monthly off the 1-month
                     LIBOR minus 0.08%
                     with no caps(3)                                  25,003,275
         25,000,000  FFCB, VRN, 2.35%, 1/17/05,
                     resets monthly off the 1-month
                     LIBOR minus 0.06%
                     with no caps(3)                                  25,014,375
         50,000,000  FFCB, VRN, 2.35%, 1/31/05,
                     resets monthly off the 1-month
                     LIBOR minus 0.07%
                     with no caps(3)                                  50,036,550

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
         15,000,000  FHLB, VRN, 2.31%, 1/18/05,
                     resets monthly off the 1-month
                     LIBOR minus 0.10%
                     with no caps(3)                                  15,000,236
         70,000,000  FNMA, VRN, 2.23%, 1/7/05,
                     resets monthly off the 1-month
                     LIBOR minus 0.11%
                     with no caps(3)                                  69,975,570
         25,000,000  FNMA, VRN, 2.31%, 1/18/05,
                     resets monthly off the 1-month
                     LIBOR minus 0.10%
                     with no caps(3)                                  25,000,200
         44,750,000  FNMA, VRN, 2.46%, 3/23/05,
                     resets monthly off the 1-month
                     LIBOR minus 0.07%
                     with no caps(3)                                  44,750,850
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              254,781,056
(Cost $254,687,931)                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 0.6%
          9,441,714  GNMA, Series 2004-39, Class XF,
                     VRN, 2.66%, 1/16/05, resets
                     monthly off the 1-month LIBOR
                     plus 0.25% with a cap of 7.50%                    9,449,777
                                                                 ---------------
(Cost $9,462,367)

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.50%, 11/15/16,
valued at $15,013,168), in joint trading account
at 1.45%, dated 12/31/04, due
1/3/05 (Delivery value $14,611,765)                                   14,610,000
                                                                 ---------------
(Cost $14,610,000)

TOTAL INVESTMENT SECURITIES - 116.2%                               1,859,540,794
                                                                 ---------------
(Cost $1,847,473,869)

OTHER ASSETS AND LIABILITIES(5) - (16.2)%                          (259,665,350)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,599,875,444
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
(1)  Final maturity indicated, unless otherwise noted.
(2)  Forward commitment.
(3)  Security, or a portion thereof, has been segregated for forward commitments and/or when-issued security.
(4)  When-issued security.
(5)  Includes payables for forward commitments.

GINNIE MAE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $1,847,474,333
                                                                 ===============
Gross tax appreciation of investments                               $ 14,293,870
Gross tax depreciation of investments                                (2,227,409)
                                                                 ---------------
Net tax appreciation of investments                                 $ 12,066,461
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT BOND FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 39.6%
        $8,030,286  FHLMC, 4.50%, 1/1/19(2)                           $8,022,584
         9,935,945  FHLMC, 5.50%, 10/1/34                             10,100,152
        48,500,000  FNMA, 6.00%,
                    settlement date 1/13/05(3)                        50,152,006
        29,000,000  FNMA, 6.50%,
                    settlement date 1/13/05(3)                        30,413,749
        24,000,000  FNMA, 5.00%,
                    settlement date 1/19/05(3)                        24,382,512
        15,285,000  FNMA, 5.50%,
                    settlement date 1/19/05(3)                        15,796,100
        14,458,236  FNMA, 4.50%, 5/1/19                               14,421,296
         1,709,948  FNMA, 6.50%, 3/1/32                                1,794,795
         1,898,335  FNMA, 7.00%, 6/1/32                                2,012,376
         2,381,199  FNMA, 6.50%, 8/1/32                                2,499,723
         4,864,163  FNMA, 5.50%, 9/1/34                                4,941,046
        27,471,633  FNMA, 5.50%, 10/1/34                              27,905,850
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           192,442,190
(Cost $192,220,001)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 24.5%
         5,000,000  FHLB, 2.50%, 5/26/06(2)                            4,958,595
        18,800,000  FHLMC, 3.75%, 8/3/07(2)(4)                        18,828,162
        47,800,000  FHLMC, 4.25%, 7/15/09(2)(4)                       48,680,620
         6,705,000  FNMA, 2.125%, 4/15/06(2)(4)                        6,626,759
        16,700,000  FNMA, 3.75%, 5/17/07(2)                           16,732,932
         5,000,000  FNMA, 2.50%, 7/16/07                               4,897,075
        18,025,000  FNMA, 4.625%, 10/15/14(2)(4)                      18,073,758
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              118,797,901
(Cost $119,709,730)                                              ---------------

U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) - 32.9%
        25,520,483  FHLMC, Class EF SEQ, VRN,
                    2.80%, 1/18/05, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                                25,611,667
         4,526,318  FHLMC, Class FG SEQ, VRN,
                    2.90%, 1/18/05, resets monthly off
                    the 1-month LIBOR plus 0.50%
                    with no caps                                       4,558,564
        20,277,432  FHLMC, Class FK SEQ, VRN,
                    2.75%, 1/18/05, resets monthly off
                    the 1-month LIBOR plus 0.35%
                    with no caps                                      20,337,413
         7,327,070  FHLMC, Class FM, VRN, 2.75%,
                    1/18/05, resets monthly off the
                    1-month LIBOR plus 0.35%
                    with no caps                                       7,356,327
         4,138,695  FHLMC, Class PY, 4.00%, 2/15/10                    4,170,033
         7,273,223  FHLMC, Series 2625, Class FJ SEQ,
                    VRN, 2.70%, 1/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps(2)                         7,289,107
        10,000,000  FHLMC, Series 2836, Class ND,
                    4.00%, 7/15/13                                    10,095,820
         5,273,918  FNMA Whole Loan, Series 2004 W1,
                    Class 1A1 SEQ, 3.27%, 11/25/43(2)                  5,269,204
        13,247,783  FNMA, Series 2003-43, Class LF,
                    VRN, 2.77%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                           13,305,689
        18,583,378  FNMA, Series 2003-84, Class AL,
                    4.00%, 4/25/13(2)                                 18,752,171
        12,069,000  FNMA, Series 2003-124, Class PB,
                    4.00%, 3/25/31(2)                                 12,119,919
         7,204,776  FNMA, Series 2003-42, Class FK,
                    VRN, 2.82%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                            7,238,149

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
        11,291,710  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 2.82%,
                    1/25/05, resets monthly off the
                    1-month LIBOR plus 0.40%
                    with no caps(2)                                   11,331,445
        12,357,605  FNMA, Series 2004 W5, Class F1,
                    VRN, 2.87%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with no caps                           12,374,115
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 159,809,622
(Cost $159,845,447)                                              ---------------

U.S. TREASURY SECURITIES - 16.4%
         8,200,000  U.S. Treasury Bonds,
                    11.25%, 2/15/15(2) (4)                            12,892,261
         4,164,000  U.S. Treasury Bonds,
                    8.875%, 8/15/17(2) (4)                             5,902,145
         5,500,000  U.S. Treasury Bonds,
                    8.00%, 11/15/21(2) (4)                             7,551,544
         5,300,000  U.S. Treasury Bonds,
                    7.25%, 8/15/22(2) (4)                              6,832,241
         5,700,000  U.S. Treasury Bonds,
                    7.625%, 11/15/22(2) (4)                            7,619,965
         4,835,000  U.S. Treasury Bonds,
                    6.25%, 8/15/23(2) (4)                              5,662,051
         7,550,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2) (4)                            8,820,235
         5,500,000  U.S. Treasury Bonds,
                    5.50%, 8/15/28(4)                                  5,954,614
         6,024,851  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14(2)(4)                        6,217,839
         8,350,000  U.S. Treasury Notes,
                    4.375%, 8/15/12(2)(4)                              8,551,903
         3,500,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(4)                                  3,508,890
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        79,513,688
(Cost $77,391,552)                                               ---------------

U.S. GOVERNMENT AGENGY ASSET-BACKED SECURITIES(1)- 8.1%
         8,885,086  FHLMC, Series T19, Class A, VRN,
                    2.59%, 1/25/05, resets monthly
                    off the 1-month LIBOR plus 0.17%
                    with no caps                                       8,891,119
         8,250,631  FHLMC, Series T20, Class A7,
                    VRN, 2.57%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps                            8,259,533
        16,628,208  FHLMC, Series T21, Class A,
                    VRN, 2.60%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.18% with no caps(2)                        16,645,667
         2,512,540  FHLMC, Series T34, Class A1V,
                    VRN, 2.54%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            2,512,990
         2,872,232  FHLMC, Series T35, Class A,
                    VRN, 2.56%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                            2,875,283
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENGY
ASSET-BACKED SECURITIES                                               39,184,592
(Cost $39,173,728)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.50%, 11/15/16,
valued at $9,955,344), in joint trading
account at 1.45%, dated 12/31/04, due 1/3/05
(Delivery value $9,689,171)(2)                                         9,688,000
                                                                 ---------------
(Cost $9,688,000)

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR SECURITIES LENDING(5) - 25.8%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.30%, dated 12/31/04,
due 1/3/05 (Delivery value $15,298,781)                               15,295,850
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.25%, dated 12/31/04, due 1/3/05
(Delivery value $110,020,625)                                        110,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                               125,295,850
(Cost $125,295,850)                                              ---------------

TOTAL INVESTMENT SECURITIES - 149.3%                                 724,731,843
                                                                 ---------------
(Cost $723,324,308)

OTHER ASSETS AND LIABILITIES(6) - (49.3)%                          (239,464,183)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $485,267,660
                                                                 ===============

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
FUTURES CONTRACTS*
                                                   Underlying Face    Unrealized
Contracts Purchased              Expiration Date   Amount at Value    Gain
--------------------------------------------------------------------------------
134 U.S. Treasury 10-Year Notes  March 2005        $14,999,625        $169,292
                                                   =============================

                                                   Underlying Face    Unrealized
Contracts Sold                   Expiration Date   Amount at Value    Loss
--------------------------------------------------------------------------------
548 U.S. Treasury 2-Year Notes   March 2005        $114,857,375       $(131,764)
97 U.S. Treasury 5-Year Notes    March 2005          10,624,531         (70,695)
                                                   -----------------------------
                                                   $125,279,447       $(202,459)
                                                   =============================

*FUTURES CONTRACTS typically are based on an index or specific security and tend to track the performance of the index or specific security while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.
By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**
Notional                                                                       Unrealized
Amount         Description of Agreement                       Expiration Date     Loss
-----------------------------------------------------------------------------------------
$10,000,000    Receive semiannually a fixed rate equal to     September 2007    $(3,707)
               3.243% and pay quarterly a variable rate                        ==========
               based on the 3-month LIBOR with
               Deutsche Bank Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
(1)  Final maturity indicated, unless otherwise noted.
(2)  Security, or a portion thereof, has been segregated for a forward commitment, futures contract, and/or swap agreement.
(3)  Forward commitment.
(4)  Security, or a portion thereof, was on loan as of December 31, 2004.
(5)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(6)  Includes payables for forward commitments and payable for collateral received for securities lending.

GOVERNMENT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                     $723,324,308
                                                                 ===============
Gross tax appreciation of investments                                $ 3,064,595
Gross tax depreciation of investments                                (1,657,060)
                                                                 ---------------
Net tax appreciation of investments                                  $ 1,407,535
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION-ADJUSTED BOND FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 91.1%
        11,082,610  U.S. Treasury Inflation Indexed
                    Bonds, 0.875%, 4/15/10                        $  10,978,278
        30,377,400  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25                           32,493,156
        56,644,320  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                           74,372,236
        60,432,132  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                           82,947,875
        15,054,340  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                           19,926,421
        61,540,895  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                           65,197,347
        39,578,240  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                           43,123,303
        21,274,812  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09(1)                        23,851,894
        16,812,697  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                            19,507,335
        38,163,768  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                            43,354,651
        20,423,480  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                           23,254,052
        62,950,508  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                            70,266,049
        73,265,010  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                           75,388,596
        89,869,260  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                            93,042,813
       109,358,640  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14(1)                        112,861,617
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                      790,565,623
(Cost $743,438,848)                                              ---------------

CORPORATE BONDS - 7.8%
        25,000,000  SLM Corp., VRN, 1.32%, 1/25/10(2)                24,869,250
        42,325,500  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09                    42,620,509
                                                                 ---------------
TOTAL CORPORATE BONDS                                                67,489,759
(Cost $67,325,500)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.9%
        25,000,000  FHLB Discount Notes, 2.22%,
                    1/25/05(3)                                       24,966,925
                                                                 ---------------
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.50%, 11/15/16, valued at $310,334),
in joint trading account at 1.45%, dated 12/31/04,
due 1/3/05 (Delivery value $302,037)                                    302,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     25,268,925
(Cost $25,265,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.8%                                883,324,307
                                                                 ---------------
(Cost $836,029,348)

OTHER ASSETS AND LIABILITIES - (1.8)%                               (15,419,379)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 867,904,928
                                                                 ===============

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS*
                                                  Underlying Face    Unrealized
Contracts Purchased         Expiration Date       Amount at Value       Gain
--------------------------------------------------------------------------------
206  U.S. Treasury
     10-Year Notes            March 2005            $23,059,125       $260,255
                                                 ===============================

                                                  Underlying Face    Unrealized
Contracts Sold              Expiration Date       Amount at Value       Loss
--------------------------------------------------------------------------------
411  U.S. Treasury
     2-Year Notes             March 2005            $86,143,031      $(103,675)
                                                 ===============================

* FUTURES CONTRACTS typically are based on an index or specific security and tend to track the performance of the index or specific security while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
(1)  Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.
(2)  When-issued security.
(3)  The rate indicated is the yield to maturity at purchase.

INFLATION-ADJUSTED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 837,923,998
                                                                 ===============
Gross tax appreciation of investments                             $  45,790,500
Gross tax depreciation of investments                                  (390,191)
                                                                 ---------------
Net tax appreciation of investments                               $  45,400,309
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SHORT-TERM GOVERNMENT FUND
DECEMBER 31, 2004
american century investments logo and text logo]

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 28.3%
       $84,000,000  FHLB, 2.00%, 2/13/06(1)(2)                   $   83,075,411
        29,850,000  FHLB, 2.50%, 3/30/06(1)                          29,651,826
        23,900,000  FHLB, 1.875%, 6/15/06(2)                         23,487,606
        10,000,000  FHLMC, 4.25%, 7/15/09(2)                         10,184,230
        93,145,000  FNMA, 6.00%, 12/15/05(1)                         95,775,043
        32,000,000  FNMA, 5.25%, 6/15/06                             32,955,232
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                             275,129,348
(Cost $277,023,015)                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 46.7%
         9,270,237  Banc of America Commercial
                    Mortgage Inc., Series 2004-1,
                    Class A1 SEQ, 3.16%, 11/10/39                     9,096,642
        71,000,000  Bear Stearns Commercial
                    Mortgage Securities
                    STRIPS - COUPON,
                    Series 2004 T16, Class X2,
                    VRN, 0.81%, 1/1/05                                3,126,272
         6,380,900  Bear Stearns Commercial
                    Mortgage Securities, Series 2003 2,
                    Class A5, 3.99%, 1/25/33
                    (Acquired 12/10/04, Cost
                    $6,405,825)(4)                                    6,405,441
        95,653,316  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.15%,
                    1/1/05                                            3,552,086
        16,413,321  FHLMC, Class FK SEQ, VRN, 2.75%,
                    1/15/05, resets monthly off the
                    1-month LIBOR plus 0.35% with
                    no caps                                          16,469,356
        18,082,595  FHLMC, Class FM, VRN, 2.75%,
                    1/15/05, resets monthly off the
                    1-month LIBOR plus 0.35% with
                    no caps                                          18,165,883
         7,327,070  FHLMC, Class FM, VRN, 2.75%,
                    1/18/05, resets monthly off the
                    1-month LIBOR plus 0.35% with
                    no caps                                           7,356,327
        35,841,000  FHLMC, Class OA, 3.50%, 4/15/10                  35,951,569
        14,068,755  FHLMC, Class PY, 4.00%, 2/15/10                  14,175,284
        19,267,358  FHLMC, Class UA, 3.50%, 4/15/09                  19,333,079
        18,827,250  FHLMC, Series 2605, Class PB,
                    4.00%, 11/15/10                                  18,915,832
        14,537,440  FHLMC, Series 2624, Class FE SEQ,
                    VRN, 2.70%, 1/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                          14,570,600
        12,364,478  FHLMC, Series 2625, Class FJ SEQ,
                    VRN, 2.70%, 1/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                          12,391,482
        13,029,457  FHLMC, Series 2709, Class PA,
                    3.75%, 1/15/11                                   13,108,611
        21,354,835  FHLMC, Series 2831, Class AF,
                    VRN, 2.70%, 1/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                          21,374,781
        16,434,000  FHLMC, Series 2888, Class GA,
                    4.00%, 10/15/11                                  16,557,107
         5,044,325  First Union National Bank
                    Commercial Mortgage, Series
                    2001 C3, Class A1 SEQ, 5.20%,
                    8/15/33                                           5,116,252
        12,748,431  FNMA STRIPS - COUPON, Series
                    2002 T7, Class S1, 5.25%, 5/25/05                   186,114
        19,351,501  FNMA, Class PA, 4.00%, 5/15/09                   19,507,241
        13,963,436  FNMA, Series 2002-74, Class PB,
                    5.00%, 9/25/11                                   14,011,862
        24,461,988  FNMA, Series 2003 17, Class FN,
                    VRN, 2.72%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.30% with no caps                          24,576,104
        15,474,533  FNMA, Series 2003 24, Class BF
                    SEQ, VRN, 3.50%, 3/25/09                         15,508,438
        13,910,913  FNMA, Series 2003 24, Class BF,
                    VRN, 2.77%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                          13,963,844
        13,247,782  FNMA, Series 2003 43, Class LF,
                    VRN, 2.77%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.35% with no caps                          13,305,688
        10,807,164  FNMA, Series 2003-42, Class FK,
                    VRN, 2.82%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.40% with no caps                          10,857,223

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        18,819,516  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 2.82%, 1/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.40%
                    with no caps                                     18,885,742
        12,357,605  FNMA, Series 2004 W5, Class F1,
                    VRN, 2.87%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.45% with no caps                          12,374,115
        18,536,444  FNMA Whole Loan, Series 2004
                    W1, Class 1A1 SEQ, 3.27%,
                    11/25/43                                         18,519,873
        26,620,414  GMAC Commercial Mortgage
                    Securities Inc. STRIPS - COUPON,
                    Series 2000 C3, Class X, VRN,
                    1.08%, 1/1/05 (Acquired 2/22/02,
                    Cost $1,831,193)(4)                               1,484,647
         8,910,624  Morgan Stanley Capital I, Series
                    2004 T13, Class A1 SEQ, 2.85%,
                    9/13/45                                           8,726,531
         7,150,000  Washington Mutual, Series 2003
                    AR4, Class A6, 3.42%, 5/25/33                     7,099,364
        40,000,000  Washington Mutual, Series 2003
                    AR5, Class A6, 3.70%, 6/25/33(1)                 39,761,760
                                                                 ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                           454,435,150
(Cost $455,074,667)                                              ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 29.9%
         6,326,603  FHLMC, 5.00%, 6/1/09                              6,466,111
        13,998,447  FHLMC, 5.00%, 7/1/09                             14,307,127
           553,556  FHLMC, 6.50%, 1/1/11                                586,861
           913,268  FHLMC, 6.50%, 5/1/11                                968,102
           760,760  FHLMC, 6.50%, 12/1/12                               806,261
         2,265,583  FHLMC, 6.00%, 2/1/13                              2,377,428
           102,844  FHLMC, 7.00%, 11/1/13                               109,014
           102,849  FHLMC, 7.00%, 12/1/14                               109,029
         3,648,683  FHLMC, 6.00%, 1/1/15                              3,825,892
         1,442,308  FHLMC, 7.50%, 5/1/16                              1,529,880
         2,754,194  FHLMC, 5.50%, 11/1/17                             2,848,198
        23,612,239  FHLMC, 5.50%, 11/1/18                            24,409,436
        14,934,534  FHLMC, 4.50%, 6/1/19                             14,893,897
        46,105,000  FNMA, 5.50%, settlement date
                    1/13/05(5)                                       46,810,959
        54,175,000  FNMA, 6.00%, settlement date
                    1/13/05(5)                                       56,020,308
        34,175,000  FNMA, 6.50%, settlement date
                    1/13/05(5)                                       35,841,031
        35,000,000  FNMA, 5.00%, settlement date
                    1/19/05(5)                                       35,557,830
        13,300,000  FNMA, 5.50%, settlement date
                    1/19/05(5)                                       13,744,725
            50,380  FNMA, 8.00%, 5/1/12                                  53,581
         3,235,433  FNMA, 6.50%, 1/1/13                               3,433,994
            32,162  FNMA, 6.50%, 3/1/13                                  34,146
           346,945  FNMA, 6.00%, 6/1/13                                 364,416
            39,054  FNMA, 6.50%, 6/1/13                                  41,450
            90,080  FNMA, 6.00%, 1/1/14                                  94,593
           801,791  FNMA, 6.00%, 7/1/14                                 841,684
         1,223,148  FNMA, 5.50%, 4/1/16                               1,266,139
         7,103,802  FNMA, 4.50%, 5/1/19                               7,085,651
         6,565,237  FNMA, 4.50%, 6/1/19                               6,548,463
         1,159,877  FNMA, 7.00%, 5/1/32                               1,229,555
           935,629  FNMA, 7.00%, 5/1/32                                 991,836
           781,622  FNMA, 7.00%, 6/1/32                                 828,596
         3,309,696  FNMA, 7.00%, 6/1/32                               3,508,523
         2,420,416  FNMA, 7.00%, 8/1/32                               2,565,821
            27,853  GNMA, 5.50%, 1/20/09                                 28,898
            31,607  GNMA, 9.00%, 12/20/16                                35,241

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           144,330  GNMA, 9.00%, 8/20/17                                161,235
            42,237  GNMA, 9.50%, 11/20/19                                47,474
                                                                 ---------------
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                          290,373,385
(Cost $289,374,845)                                               --------------

ASSET-BACKED SECURITIES(3) - 3.9%
         6,094,199  Ameriquest Mortgage Securities
                    Inc., Series 2003-5, Class A3 SEQ,
                    3.03%, 7/25/33                                    6,087,538
         4,720,831  Ameriquest Mortgage Securities
                    Inc., Series 2003-8, Class AV2,
                    VRN, 2.85%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.43% with no caps                           4,730,415
           225,884  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    003-1, Class N1, 6.90%, 7/26/33                     225,647
        10,000,000  Bayview Financial Acquisition Trust,
                    Series 2002 BA, Class A1, VRN,
                    2.92%, 1/25/05, resets monthly
                    off the 1-month LIBOR plus 0.50%
                    with no caps (Acquired 3/26/02,
                    Cost $10,000,000)(4)                             10,015,640
         2,743,179  Centex Home Equity, Series 2004
                    C, Class AF1, VRN, 2.82%, 1/1/05                  2,734,198
         7,700,983  Contimortgage Home Equity Loan
                    Trust, Series 1998-2, Class A7,
                    6.57%, 3/15/23                                    7,889,718
         5,507,318  Long Beach Mortgage Loan Trust,
                    Series 2003-3, Class A , VRN,
                    2.34%, 1/25/05, resets monthly off
                    the 1-month LIBOR plus 0.32%
                    with no caps                                      5,517,364
           311,687  Morgan Stanley Capital I, Series
                    2002-NC2, Class A2, VRN, 2.76%,
                    1/25/05, resets monthly off the
                    1-month LIBOR plus 0.34% with
                    no caps                                             312,938
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        37,513,458
(Cost $37,427,037)                                               ---------------

U.S. TREASURY SECURITIES - 3.0%
        16,600,000  U.S. Treasury Notes, 6.50%,
                    10/15/06(2)                                      17,599,901
        12,000,000  U.S. Treasury Notes, 3.00%,
                    11/15/07(2)                                      11,929,692
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       29,529,593
(Cost $29,719,071)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 1.9%
            27,565  FHLMC, 3.97%, 8/1/18                                 28,351
           116,667  FHLMC, 3.78%, 11/1/18                               118,680
           491,583  FHLMC, 3.43%, 9/1/20                                499,103
           189,801  FHLMC, 3.375%, 1/1/21                               191,086
            75,934  FHLMC, 4.26%, 3/1/24                                 78,048
            19,537  FNMA, 7.49%, 8/1/14                                  19,933
           126,456  FNMA, 3.00%, 4/1/16                                 126,282
            11,301  FNMA, 4.125%, 8/1/16                                 11,550
            83,204  FNMA, 4.09%, 1/1/17                                  85,797
           336,444  FNMA, 5.17%, 5/1/17                                 341,777
           187,111  FNMA, 4.65%, 7/1/17                                 190,622

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            72,209  FNMA, 5.35%, 7/1/17                                  73,129
           190,549  FNMA, 3.67%, 2/1/18                                 194,005
           103,548  FNMA, 4.00%, 2/1/18                                 106,004
            80,868  FNMA, 3.08%, 5/1/18                                  82,185
            75,710  FNMA, 3.73%, 6/1/18                                  77,231
            85,696  FNMA, 3.35%, 8/1/19                                  87,883
           643,677  FNMA, 3.58%, 9/1/19                                 657,866
           224,921  FNMA, 3.22%, 1/1/20                                 226,774
            89,894  FNMA, 4.13%, 3/1/21                                  92,276
            53,372  FNMA, 3.43%, 8/1/21                                  53,835
           149,102  FNMA, 3.52%, 5/1/22                                 151,864
            69,180  FNMA, 3.81%, 5/1/22                                  71,359
            83,991  FNMA, 3.58%, 1/1/23                                  87,413
            21,926  FNMA, 3.875%, 6/1/23                                 22,734
            24,356  FNMA, 3.875%, 7/1/23                                 25,253
           300,105  FNMA, 3.34%, 8/1/23                                 309,529
           113,739  FNMA, 3.75%, 8/1/23                                 117,797
         1,982,416  FNMA, 4.78%, 5/1/25                               2,020,546
            38,308  FNMA, 4.14%, 10/1/25                                 39,592
            18,613  FNMA, 4.375%, 4/1/26                                 18,778
            28,195  FNMA, 3.77%, 1/1/27                                  28,999
            41,263  FNMA, 5.02%, 1/1/27                                  42,096
            72,804  FNMA, 3.875%, 1/1/29                                 73,783
        11,739,156  FNMA, 4.65%, 3/1/33                              11,889,808
            50,493  GNMA, 3.375%, 5/20/17                                51,032
           147,294  GNMA, 3.875%, 2/20/21                               149,662
            52,076  GNMA, 5.125%, 11/20/21                               52,947
             1,681  GNMA, 3.375%, 1/20/22                                 1,705
           100,277  GNMA, 4.25%, 8/20/26                                102,310
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                    18,599,624
(Cost $18,899,924)                                               ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(6) - 1.8%
        15,000,000  BECC, 3.28%, 11/15/06                            14,100,615
           382,500  TIGR, 0.00%, 11/15/06                               211,703
         1,813,000  TR, 1.90%, 2/15/06                                1,753,514
         1,077,000  TR, 3.23%, 11/15/06                               1,013,354
           100,000  U.S. Treasury Corpus, 3.28%,
                    11/15/06                                             94,004
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS                                                      17,173,190
(Cost $17,214,838)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.4%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S.
Treasury obligations, 7.50%,
11/15/16, valued at $34,252,835),
in joint trading account at 1.45%,
dated 12/31/04, due 1/3/05
(Delivery value $33,337,028)                                         33,333,000
                                                                 ---------------
(Cost $33,333,000)

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR SECURITIES
LENDING(7) - 7.1%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations), 2.30%, dated 12/31/04, due 1/3/05
(Delivery value $9,342,566)                                           9,340,776

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.25%, dated 12/31/04, due 1/3/05
(Delivery value $55,010,313)                                         55,000,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.25%, dated 12/31/04, due 1/3/05
(Delivery value $5,000,938)                                           5,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES
LENDING                                                              69,340,776
(Cost $69,340,776)                                               ---------------

TOTAL INVESTMENT SECURITIES - 126.0%                              1,225,427,524
                                                                 ---------------
(Cost $1,227,298,115)

OTHER ASSETS AND LIABILITIES(8) - (26.0)%                          (253,215,015)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $  972,212,509
                                                                 ===============

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT FUTURES CONTRACTS*
                                                   Underlying Face   Unrealized
       Contracts Sold            Expiration Date   Amount at Value      Loss
--------------------------------------------------------------------------------
266  U.S. Treasury 5-Year Notes    March 2005        $55,751,938     $(67,099)
                                                  ==============================

* SHORT FUTURES CONTRACTS typically are based on an index or specific security and tend to track the performance of the index or specific security while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

  Notional                                                           Unrealized
   Amount    Description of Agreement             Expiration Date        Loss
--------------------------------------------------------------------------------
$20,000,000  Receive semiannually a fixed rate    September 2007     $(11,506)
             rate equal to 3.24375% and pay                         ============
             quarterly a variable rate based
             on the 3-month LIBOR with Deutsche
             Bank Securities, Inc.

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments.
   The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus
Equivalent = Security whose principal payments are secured by U.S. Treasurys.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TIGR = Treasury Investment Growth Reciepts
TR = Treasury Receipts
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
(1)  Security, or a portion thereof, has been segregated for a forward commitment, futures contract, and/or swap agreement.
(2)  Security, or a portion thereof, was on loan as of December 31, 2004.
(3)  Final maturity indicated, unless otherwise noted.
(4)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at December 31, 2004, was
     $17,905,728, which represented 1.8% of net assets.
(5)  Forward Commitment.
(6)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(7)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(8)  Includes payables for forward commitments and payable for collateral received for securities lending.

SHORT-TERM GOVERNMENT - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,227,511,345
                                                                 ===============
Gross tax appreciation of investments                            $    1,964,420
Gross tax depreciation of investments                                (4,048,241)
                                                                 ---------------
Net tax depreciation of investments                              $   (2,083,821)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL PRESERVATION FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) - 84.9%
$150,000,000  U.S. Treasury Bills,
                    1.75%, 1/6/05                                 $  149,962,014
       200,000,000  U.S. Treasury Bills,
                    2.09%, 1/18/05                                   199,826,251
       150,000,000  U.S. Treasury Bills,
                    1.74%, 1/20/05                                   149,860,205
       200,000,000  U.S. Treasury Bills,
                    1.85%, 1/27/05                                   199,734,222
        50,000,000  U.S. Treasury Bills,
                    1.92%, 2/3/05                                     49,913,604
       175,000,000  U.S. Treasury Bills,
                    1.86%, 2/10/05                                   174,638,680
       225,000,000  U.S. Treasury Bills,
                    1.82%, 2/17/05                                   224,464,396
       100,000,000  U.S. Treasury Bills,
                    1.84%, 2/24/05                                    99,723,343
       150,000,000  U.S. Treasury Bills,
                    1.92%, 3/3/05                                    149,512,635
        75,000,000  U.S. Treasury Bills,
                    1.87%, 3/10/05                                    74,734,140
        25,000,000  U.S. Treasury Bills,
                    1.84%, 3/17/05                                    24,904,401
       100,000,000  U.S. Treasury Bills,
                    1.98%, 3/24/05                                    99,570,639
       150,000,000  U.S. Treasury Bills,
                    2.13%, 3/31/05                                   149,211,237
       150,000,000  U.S. Treasury Bills,
                    2.10%, 4/7/05                                    149,143,334
       100,000,000  U.S. Treasury Bills,
                    1.97%, 4/21/05                                    99,395,382
        25,000,000  U.S. Treasury Bills,
                    2.09%, 4/28/05                                    24,830,390
       100,000,000  U.S. Treasury Bills,
                    2.14%, 5/5/05                                     99,262,889
       150,000,000  U.S. Treasury Bills,
                    2.31%, 5/12/05                                   148,719,611
        50,000,000  U.S. Treasury Bills,
                    2.43%, 6/16/05                                    49,440,903
        50,000,000  U.S. Treasury Bills,
                    2.46%, 6/23/05                                    49,408,316
        50,000,000  U.S. Treasury Bills,
                    2.55%, 6/30/05                                    49,362,250
                                                              ------------------
TOTAL U.S. TREASURY BILLS                                          2,415,618,842
                                                              ------------------

U.S. TREASURY NOTES(1) - 2.1%
10,000,000  U.S. Treasury Notes,
                    1.50%, 2/28/05                                    10,005,156
        25,000,000  U.S. Treasury Notes,
                    1.625%, 4/30/05                                   25,028,107
        25,000,000  U.S. Treasury Notes,
                    1.125%, 6/30/05                                   24,888,292
                                                              ------------------
TOTAL U.S. TREASURY NOTES                                             59,921,555
                                                              ------------------

U.S. TREASURY SECURITIES(2) - 1.2%
        10,000,000  STRIPS - PRINCIPAL,
                    1.65%, 5/15/05                                     9,939,319
        23,000,000  STRIPS - PRINCIPAL,
                    1.87%, 5/15/05                                    22,842,321
                                                              ------------------
TOTAL U.S. TREASURY SECURITIES                                        32,781,640
                                                              ------------------
TOTAL INVESTMENT SECURITIES - 88.2%                                2,508,322,037
                                                              ------------------
OTHER ASSETS AND LIABILITIES - 11.8%                                 335,424,452
                                                              ------------------
TOTAL NET ASSETS - 100.0%                                         $2,843,746,489
                                                              ==================

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS = Separate Trading of Registered Interest and Principal of Securities
(1)    The rates for U.S. Treasury Bills are the yield to maturity at purchase.
       The rates for U.S. Treasury Bonds and Notes are the stated coupon rates.
(2)    The rate indicated is the yield to maturity at purchase.

CAPITAL PRESERVATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                   $2,508,322,037
                                                              ==================

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.  IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.  THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GOVERNMENT AGENCY MONEY MARKET FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 83.9%
       $25,000,000  FFCB, VRN, 2.31%, 1/4/05,
                    resets weekly off the 3-month T-Bill
                    plus 0.04% with no caps                          $25,003,872
         5,000,000  FFCB, VRN, 2.33%, 1/24/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.09% with no caps                     4,999,788
         3,145,000  FFCB, VRN, 2.33%, 1/24/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.09% with no caps                     3,145,000
         3,900,000  FHLB, 1.13%, 1/7/05                                3,899,225
        13,500,000  FHLB, 1.50%, 1/7/05                               13,498,376
        20,140,000  FHLB, 4.125%, 1/14/05                             20,153,917
        10,000,000  FHLB, 1.50%, 2/4/05                               10,000,000
         1,500,000  FHLB, 6.05%, 2/23/05                               1,507,540
        30,000,000  FHLB, 1.40%, 2/25/05                              29,958,300
        30,000,000  FHLB, 1.47%, 2/28/05                              29,954,687
         5,000,000  FHLB, 1.46%, 3/1/05                                5,000,000
        10,000,000  FHLB, 1.40%, 3/29/05                              10,000,000
        10,000,000  FHLB, 1.40%, 4/4/05                               10,000,000
         6,925,000  FHLB, 4.625%, 4/15/05                              6,967,650
         1,000,000  FHLB, 1.50%, 5/4/05                                  996,262
         5,500,000  FHLB, 4.125%, 5/13/05                              5,531,320
        10,000,000  FHLB, 1.66%, 5/16/05                              10,000,000
         5,000,000  FHLB, 1.70%, 5/24/05                               5,000,000
        10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000
        20,000,000  FHLB, Series 431, VRN, 2.41%,
                    3/15/05, resets quarterly off the
                    3-month LIBOR minus .09%
                    with no caps                                      19,999,624
        15,000,000  FHLB, VRN, 2.17%, 1/2/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.11% with no caps                    14,986,197
        46,720,000  FHLB, VRN, 1.91%, 1/5/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.12% with no caps                    46,701,856
        45,000,000  FHLB, VRN, 1.96%, 1/5/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.07% with no caps                    44,999,973
        20,000,000  FHLB, VRN, 2.31%, 1/18/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.10% with no caps                    19,995,011
        15,000,000  FHLB, VRN, 1.99%, 1/19/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.08% with no caps                    15,000,548
        20,000,000  FHLB, VRN, 2.33%, 1/26/05,
                    resets monthly off the 1-month
                    LIBOR minus .09% with no caps                     19,997,586
        10,000,000  FHLB, VRN, 2.41%, 3/15/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.12% with no caps                     9,989,958
        13,000,000  FHLB, VRN, 2.45%, 3/21/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.07% with no caps                    12,999,436
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              410,286,126
                                                                 ---------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) - 21.1%
         1,000,000  FHLB Discount Notes,
                    2.14%, 1/4/05                                        999,819
        36,365,000  FHLB Discount Notes,
                    2.26%, 1/7/05                                     36,351,327
        14,000,000  FHLB Discount Notes,
                    2.13%, 1/14/05                                    13,989,219
        20,230,000  FHLB Discount Notes,
                    2.10%, 1/19/05                                    20,208,773
        16,100,000  FHLB Discount Notes,
                    2.24%, 1/21/05                                    16,079,999
         9,041,000  FHLB Discount Notes,
                    2.00%, 1/26/05                                     9,028,443
         2,500,000  FHLB Discount Notes,
                    2.35%, 2/18/05                                     2,492,168

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                     VALUE
--------------------------------------------------------------------------------
         4,100,000  FHLB Discount Notes,
                    2.38%, 3/2/05                                      4,083,737
                                                                 ---------------

TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                       103,233,485
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 105.0%                                 513,519,611
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (5.0)%                               (24,403,725)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $489,115,886
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
(1)    The rate indicated is the yield to maturity at purchase.

GOVERNMENT AGENCY MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for Financial Reporting purposes.

Federal tax cost of investments                                    $ 513,519,611
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY GOVERNMENT INCOME TRUST
             ----------------------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  February 22, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  February 22, 2005

By:     /s/ Maryanne L. Roepke
        ------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:  February 22, 2005